Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2025
Personnel Expenses [Abstract]
Disclosure of movements in the number of share options	The changes in the number of share-based awards (PSUs and RSUs) outstanding during the six month period ended June 30, 2025, is as follows:

PSU/ RSU movements[3]	PSU / RSU (numbers)

Balance outstanding at January 1, 2025	2,593,065

Granted	1,767,534
(Performance adjustment)[1]	(309,131)
(Forfeited)[2]	(63,816)
(Expired)	—
(Exercised grants), vested PSU / RSU	(621,807)

Balance outstanding at June 30, 2025	3,365,845
[1]Performance adjustments indicate additional grants or forfeitures due to non-market performance conditions (under) over-achieved
[2]Forfeited due to service conditions not fulfilled
[3] All outstanding PSU / RSU have an exercise price of CHF 0.10.